Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Summary Prospectus and Statutory Prospectus Supplement dated April 30, 2021
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the
Fund listed below:
Invesco Health Care Fund
This supplement amends the Summary and Statutory Prospectuses for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and
Statutory Prospectuses and retain it for future reference.
The information appearing under the heading “
Performance Information
” in the prospectuses is replaced in its entirety as set forth below:
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of style-specific benchmarks and a broad-based securities market benchmark (in that order). The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Updated performance information is available on the Fund’s website at
www.invesco.com/us
The performance table appearing under the heading “
Performance Information
” in the prospectuses is replaced in its entirety as
set forth below
:

Average Annual Total Returns (for the periods ended December 31, 2020)	Inception Date	1 Year	5 Years	10 Years
Class A:

Return Before Taxes	8/7/1989	8.16%	7.89%	12.50%

Return After Taxes on Distributions		6.56	6.54	10.77

Return After Taxes on Distributions and Sale of Fund Shares		5.92	5.95	9.99

Class C:	3/1/1999	12.58	8.30	12.47

Class Y:	10/3/2008	14.71	9.39	13.43

Investor Class:	7/15/2005	14.44	9.12	13.14

Class R6:	4/4/2017	14.81	9.37 1	13.27 1

S&P 1500® Health Care Index (reflects no deduction for fees, expenses or other taxes)		14.55	12.12	16.16

MSCI World Health Care Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		13.52	9.87	13.45

MSCI World Index SM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		15.90	12.19	9.87

1
Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class
A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.

INVESCO Health Care Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Summary Prospectus and Statutory Prospectus Supplement dated April 30, 2021
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the
Fund listed below:
Invesco Health Care Fund
This supplement amends the Summary and Statutory Prospectuses for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and
Statutory Prospectuses and retain it for future reference.
The information appearing under the heading “
Performance Information
” in the prospectuses is replaced in its entirety as set forth below:
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of style-specific benchmarks and a broad-based securities market benchmark (in that order). The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Updated performance information is available on the Fund’s website at
www.invesco.com/us
The performance table appearing under the heading “
Performance Information
” in the prospectuses is replaced in its entirety as
set forth below
:

Average Annual Total Returns (for the periods ended December 31, 2020)	Inception Date	1 Year	5 Years	10 Years
Class A:

Return Before Taxes	8/7/1989	8.16%	7.89%	12.50%

Return After Taxes on Distributions		6.56	6.54	10.77

Return After Taxes on Distributions and Sale of Fund Shares		5.92	5.95	9.99

Class C:	3/1/1999	12.58	8.30	12.47

Class Y:	10/3/2008	14.71	9.39	13.43

Investor Class:	7/15/2005	14.44	9.12	13.14

Class R6:	4/4/2017	14.81	9.37 1	13.27 1

S&P 1500® Health Care Index (reflects no deduction for fees, expenses or other taxes)		14.55	12.12	16.16

MSCI World Health Care Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		13.52	9.87	13.45

MSCI World Index SM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		15.90	12.19	9.87

1
Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class
A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
INVESCO Health Care Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.16%
5 Years	rr_AverageAnnualReturnYear05	7.89%
10 Years	rr_AverageAnnualReturnYear10	12.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 07, 1989
INVESCO Health Care Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.58%
5 Years	rr_AverageAnnualReturnYear05	8.30%
10 Years	rr_AverageAnnualReturnYear10	12.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1999
INVESCO Health Care Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.71%
5 Years	rr_AverageAnnualReturnYear05	9.39%
10 Years	rr_AverageAnnualReturnYear10	13.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2008
INVESCO Health Care Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.44%
5 Years	rr_AverageAnnualReturnYear05	9.12%
10 Years	rr_AverageAnnualReturnYear10	13.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2005
INVESCO Health Care Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.81%
5 Years	rr_AverageAnnualReturnYear05	9.37%	[1]
10 Years	rr_AverageAnnualReturnYear10	13.27%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 04, 2017
INVESCO Health Care Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.56%
5 Years	rr_AverageAnnualReturnYear05	6.54%
10 Years	rr_AverageAnnualReturnYear10	10.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 07, 1989
INVESCO Health Care Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.92%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	9.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 07, 1989
INVESCO Health Care Fund | S&P 1500® Health Care Index (reflects no deduction for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.55%
5 Years	rr_AverageAnnualReturnYear05	12.12%
10 Years	rr_AverageAnnualReturnYear10	16.16%
INVESCO Health Care Fund | MSCI World Health Care Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.52%
5 Years	rr_AverageAnnualReturnYear05	9.87%
10 Years	rr_AverageAnnualReturnYear10	13.45%
INVESCO Health Care Fund | MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.90%
5 Years	rr_AverageAnnualReturnYear05	12.19%
10 Years	rr_AverageAnnualReturnYear10	9.87%

[1]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.